Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of reconciliation of changes in goodwill [abstract]
Schedule of changes in goodwill

Figures in million – SA rand	Note	2021	2020	2019
Balance at beginning of the year		7,165	6,855	6,890
Impairment	10	—	—	(54)
Goodwill on acquisition of subsidiaries		—	—	177
Foreign currency translation		562	310	(158)
Balance at end of the year		7,727	7,165	6,855

Schedule of estimates and assumptions used in calculation of impairment of goodwill
The Group’s estimates and assumptions used in the 31 December 2021 impairment testing include:

PGM operations						Gold operations[1]
2019	2020	2021				2021	2020	2019
				Average gold price[2]	R/kg	773,398	733,037	686,225
20,600	23,278	24,422	R/4Eoz	Average PGM (4E) basket price
1,250	1,202	1,180	US$/2Eoz	Average PGM (2E) basket price
13.6	18.8 - 19.7	20.0%		Nominal discount rate – South Africa[3]	%	11.5- 13.5	9.7 - 13.6	12.4
7.6	8.8	8.3%		Nominal discount rate – US
5.0	6.0	6.0%		Inflation rate – South Africa[2]	%	6.0	6.0	5.0
2.0	2.0	2.0%		Inflation rate – US
13 - 35	12 - 39	17 - 50	years	Life-of-mine[2]	years	4 - 9	3 - 13	6 - 14
[1] Include the operating gold mines Driefontein, Kloof and Beatrix
[2] The estimates and assumptions used in the impairment assessment of the Burnstone project include an average gold price of R729,270/kg (2020: R733,037/kg, 2019: R686,225/kg), inflation rate of 6% (2020: 6%, 2019: 5%) and life-of-mine of 24 years (2020: 21 years, 2019: 18 years)
[3] Nominal discount rate for the Burnstone project is 15.3% (2020: 16.8%, 2019: 17.1%) and for the equity-accounted joint venture Mimosa, 24.4% (2020: 28.4%, 2019: 23.3%)